Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets
	December 31, 2022	December 31, 2021

Artwork trading platform	$797,568	$793,310
Software	933,732	902,313
Copyright	-	-
Less: accumulated amortization and impairment	(914,415)	(575,602)
Total	$816,885	$1,120,021

Schedule of future amortization
Twelve Months Ending December 31,	Estimated Amortization Expense

2023	$320,713
2024	196,955
2025	161,581
2026	136,099
2027	1,537
Total	$816,885